FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Disclosure of detailed information about interest expense [Table Text Block]
	Year Ended December 31,
	2023	2022
Debt facilities(1) (Note 21)	$12,644	$10,810
Accretion of decommissioning liabilities	8,325	6,102
Lease liabilities (Note 22)	2,605	2,131
Interest and other	2,706	1,280
	$26,280	$20,323

(1) During the year ended December 31, 2023, finance costs for debt facilities includes non-cash accretion expense of $9.6 million (2022 - $8.7 million).